Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Net (loss) income	$ (852)	$ 2,212
Share of equity accounted earnings, net of distributions	221	(687)
Fair value losses (gains), net	111	(1,293)
Deferred income tax expense	(200)	154
Depreciation and amortization	216	150
Working capital and other	(348)	44
Cash flows from (used in) operating activities	(852)	580
Financing activities
Debt obligations, issuance	8,117	4,239
Debt obligations, repayments	(10,707)	(5,331)
Capital securities issued	0	57
Capital securities redeemed	(7)	0
Non-controlling interests, issued	4,499	436
Non-controlling interests, purchased	(51)	(695)
Settlement of deferred consideration	(29)	0
Repayment of lease liabilities	(12)	(12)
Issuances to limited partnership unitholders	603	0
Issuances to redeemable/exchangeable and special limited partnership unitholders	1,077	0
FV LTIP Units, repurchased	(12)	(2)
Distributions to non-controlling interests in operating subsidiaries	(2,226)	(2,303)
Preferred distributions	(22)	(22)
Distributions to limited partnership unitholders	(217)	(209)
Distributions to redeemable/exchangeable and special limited partnership unitholders	(387)	(374)
Distributions to holders of FV LTIP units of the Operating Partnership	(1)	(1)
Cash flows from (used in) financing activities	625	(4,217)
Acquisitions
Investment properties	(2,696)	(673)
Property, plant and equipment	(209)	(125)
Equity accounted investments	(169)	(33)
Financial assets and other	(655)	(310)
Cash acquired in Acquisition of Foreign Investments	930	26
Dispositions
Investment properties	496	1,054
Property, plant and equipment	201	15
Equity accounted investments	695	634
Financial assets and other	392	802
Disposition of subsidiaries	(5)	1,952
Cash impact of deconsolidation	0	(50)
Restricted cash and deposits	(21)	(43)
Cash flows from (used in) investing activities	(1,041)	3,249
Cash and cash equivalents
Net change in cash and cash equivalents during the period	(1,268)	(388)
Effect of exchange rate fluctuations on cash and cash equivalents held in foreign currencies	20	(42)
Balance, beginning of period	4,020	2,576
Balance, end of period	2,768	2,175
Cash paid for:
Income taxes, net of refunds received	103	56
Interest (excluding dividends on capital securities)	2,228	1,073
Assets held for sale
Cash and cash equivalents
Net change in cash and cash equivalents during the period	$ (4)	$ 29